Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Balances Due with Related Parties

For the six months ended June 30, 2025, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$23,099	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of June 30, 2025, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$(242,257)	Immediate holding company	Unsecured, interest free and repayable on demand to immediate holding company
Bauhinia Holdings (China) Limited	(3,822)	A company controlled by the spouse of the Company’s controlling shareholder	Accrued lease expense

For the six months ended June 30, 2024, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$23,018	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of December 31, 2024, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured, interest free current account receivable, repayable on demand